Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significan Accounting Policies [Line Items]
Severance costs	$ 50	$ 86	$ 142
Percentage of monthly deposits rate	8.33%
Maximum [Member]
Significan Accounting Policies [Line Items]
Percentage of short term deposits	5.75%	6.65%
Minimum [Member]
Significan Accounting Policies [Line Items]
Percentage of short term deposits	4.24%	4.22%